Hedge accounting (Detail 1.2) - Fair value hedges - Fair value hedges of interest rate risk - Hedging instruments: Interest rate swaps - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gain Loss On Fair Value Hedges Of Interest Rate Risk Recognized In Earnings Line Items
Changes in fair value of hedging instruments	$ 1,427	$ (341)	$ (16)
Changes in fair value of hedged items	(1,408)	329	(4)
Net gains / (losses) related to hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss	19	(11)	(20)
UBS AG
Gain Loss On Fair Value Hedges Of Interest Rate Risk Recognized In Earnings Line Items
Changes in fair value of hedging instruments	1,427	(341)	(16)
Changes in fair value of hedged items	(1,408)	329	(4)
Net gains / (losses) related to hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss	$ 19	$ (11)	$ (20)